UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     February 3, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total: $    182,927,588

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Accenture Ltd.			      Common Stock	G1150G111 $ 8,853,300 	          270,000     Sole		     Sole
AT&T Inc.			      Common Stock	00206R102 $ 4,199,276 	 	  147,343     Sole		     Sole
BP Amoco			      Common Stock	055622104 $ 3,800,336 		   81,308     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104 $ 2,868,856 	 	  203,754     Sole		     Sole
Berkshire Hathaway Holdings A	      Common Stock	084670108 $ 7,728,000 	 	       80     Sole		     Sole
Charles Schwab Corporation	      Common Stock	808513105 $ 7,761,600 	 	  480,000     Sole		     Sole
Cisco Systems Inc.		      Common Stock	17275R102 $ 6,992,700 		  429,000     Sole		     Sole
Colgate-Palmolive		      Common Stock	194162103 $ 4,763,530 	 	   69,500     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100 $ 4,770,553 	 	  105,380     Sole		     Sole
Dell Inc.			      Common Stock	24702R101 $ 5,731,328 	 	  559,700     Sole		     Sole
Dow Chemical			      Common Stock	260543103 $ 2,850,199 	 	  188,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109 $ 4,113,780 	 	  162,600     Sole		     Sole
EBAY Inc.			      Common Stock	278642103 $ 8,306,200 	 	  595,000     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102 $ 4,167,126 	 	   52,200     Sole		     Sole
Franklin Resources Inc.		      Common Stock	354613101 $ 8,546,520 	 	  134,000     Sole		     Sole
General Electric Co.		      Common Stock	369604103 $ 3,643,461 	 	  224,905     Sole		     Sole
Google Inc.			      Common Stock	38259P508 $ 7,383,600 		   24,000     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102 $ 4,341,457 		  188,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100 $ 8,343,886 	 	  569,160     Sole		     Sole
International Business Machines Corp. Common Stock	459200101 $ 5,100,096 	 	   60,600     Sole		     Sole
Kellogg Co.			      Common Stock	487836108 $ 7,410,650 	 	  169,000     Sole		     Sole
Lowes Corporation		      Common Stock	548661107 $ 7,510,480 	 	  349,000     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107 $ 4,953,376 	 	  162,940     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104 $ 7,942,406 		  408,560     Sole		     Sole
Nucor				      Common Stock	670346105 $ 4,712,400 	 	  102,000     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105 $ 7,089,614 	 	  144,686     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108 $ 4,379,409 	 	   79,960     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109 $ 4,772,504 	 	   77,200     Sole		     Sole
Progressive Corp		      Common Stock	743315103 $ 8,412,080 	 	  568,000     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104 $ 7,247,840 	 	  467,000     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104 $ 4,231,025 		  124,809     Sole		     Sole

====================================================================================================================================

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